CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Redeemable Noncontrolling Interest Recapitalization	Redeemable Noncontrolling Interest	Convertible Preferred Shares Recapitalization		Convertible Preferred Shares		Class A Ordinary Shares Recapitalization Common Class A [Member]	Class A Ordinary Shares Common Class A [Member]		Class A Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit Recapitalization	Accumulated Deficit	Recapitalization	Common Class A [Member]	Total
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares as license compensation	[1]					$ 2,500
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)						2,702,083
Issuance of Series A-1 convertible preferred shares for cash (in Shares)						10,808,332
Issuance of Series A-1 convertible preferred shares for cash	[1]					$ 10,000
Issuance of Series A-1 convertible preferred shares for license	[1]					2,500
Balance at Mar. 31, 2022	[1]					12,500
Balance at Jan. 17, 2022	[1]					$ 0
Balance as of January 18, 2022 (date of inception) (in Shares) at Jan. 17, 2022						0					0
Increase (Decrease) in Stockholders' Deficit
Issuance of Class A Ordinary Share at inception (in shares)											108
Net loss														$ (7,819)			$ (7,819)
Balance as of March 31, 2022 (in Shares) at Mar. 31, 2022						13,510,415					108
Balance as of March 31, 2022 at Mar. 31, 2022														(7,819)			(7,819)
Convertible Preferred Shares
Accretion of redeemable noncontrolling interest to redemption value																	$ (6,652)
Balance (Shares) at Dec. 31, 2022				125,000		13,510,415											125,000
Balance at Dec. 31, 2022			$ 10,000	$ 12,500	[1]	$ 12,500	[1]										$ 12,500
Balance at Jan. 17, 2022	[1]					$ 0
Balance as of January 18, 2022 (date of inception) (in Shares) at Jan. 17, 2022						0					0
Increase (Decrease) in Stockholders' Deficit
Issuance of Class A Ordinary Share at inception (in shares)																	3,547
Net loss																	$ (25,738)
Balance as of March 31, 2022 (in Shares) at Dec. 31, 2022								3,548	279,720		3,548					383,479	3,548
Balance as of March 31, 2022 at Dec. 31, 2022											$ 0	$ 0	$ (32,056)	(32,056)	$ (32,056)		$ (32,056)
Balance (Shares) at Dec. 31, 2022				125,000		13,510,415											125,000
Balance at Dec. 31, 2022			10,000	$ 12,500	[1]	$ 12,500	[1]										$ 12,500
Balance at Jan. 18, 2022			0
Balance as of January 18, 2022 (date of inception) (in Shares) at Jan. 18, 2022											0
Balance as of January 18, 2022 (date of inception) at Jan. 18, 2022											$ 0	0		0			0
Increase (Decrease) in Stockholders' Deficit
Issuance of Class A Ordinary Share at inception (in shares)											1
Net loss			(1,595)											(25,738)			$ (25,738)
Balance as of March 31, 2022 (in Shares) at Dec. 31, 2022								3,548	279,720		3,548					383,479	3,548
Balance as of March 31, 2022 at Dec. 31, 2022											$ 0	0	$ (32,056)	(32,056)	$ (32,056)		$ (32,056)
Convertible Preferred Shares
Redeemable noncontrolling interest		$ 10,000	10,000														10,000
Recapitalization				13,385,415
Recapitalization								276,172
Issuance of Series A-1 convertible preferred shares as license compensation	[1]					$ 2,186
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)						267,939
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination						$ (14,686)	[1]		$ 2	[1]		14,684					14,686
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination (in shares)						(13,778,354)			13,778,354
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares, net of $4.0 million of transaction costs									$ 1	[1]		48,350					48,351
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares (in shares)									12,444,081
Issuance of Class A Ordinary Shares to settle research and development license consideration liability												4,488					4,488
Issuance of Class A Ordinary Shares to settle research and development license consideration liability (in shares)									550,000
Reclassification of public warrant liability to equity												2,001					2,001
Share-based compensation expense												180					180
Accretion of redeemable noncontrolling interest to redemption value			203											(203)			(203)
Issuance of Series A-1 convertible preferred shares for license	[1]					$ 2,186
Balance at Dec. 31, 2022			10,000	$ 12,500	[1]	$ 12,500	[1]										12,500
Increase (Decrease) in Stockholders' Deficit
Net loss			(203)											(9,592)			(9,592)
Balance as of March 31, 2022 (in Shares) at Mar. 31, 2023									27,052,155							27,052,155
Balance as of March 31, 2022 at Mar. 31, 2023									$ 3	[1]		$ 69,703		$ (41,851)			27,855
Convertible Preferred Shares
Redeemable noncontrolling interest			$ 10,000														$ 10,000

[1]	The Company’s convertible preferred shares and Class A Ordinary Shares prior to the closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 108.083 established in the Business Combination Agreement as described in Note 3